Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	€ 408,984	€ 196,553
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	58,756	12,123
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	58,300	12,113
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	148,519	132,994
Short-Term Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	154,930
Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	58,756	12,123
Bonds [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	58,756	12,123
Bonds [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	58,300	12,113
Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	1,111	682
Other current/non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	2,402	691
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	11,735	11,624
Other current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	54	727
Liabilities for warrants [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	16,914	27,859
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	14,563	9,853
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	16,914	27,859
Financial liabilities at fair value through profit or loss, category [member] | Liabilities for warrants [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	16,914	27,859
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	26,352	22,204
Financial liabilities at amortised cost, category [member] | Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	11,735	11,624
Financial liabilities at amortised cost, category [member] | Other current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	54	727
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	14,563	9,853
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	365,718	146,490
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	148,519	132,994
Financial assets at amortised cost, category [member] | Short-Term Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	154,930
Financial assets at amortised cost, category [member] | Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	58,756	12,123
Financial assets at amortised cost, category [member] | Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	1,111	682
Financial assets at amortised cost, category [member] | Other current/non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 2,402	€ 691